Goodwill and Intangible Assets - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Jun. 28, 2013 Mallinckrodt [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Amortizable	$ 3,349	$ 3,882		$ 648
Accumulated Amortization	1,189	1,210		271
Indefinite-Lived Intangible Assets (Excluding Goodwill)	527	413		54
Intangible asset amortization expense	$ 222	$ 197	$ 175